Concentrations of Credit Risk and Major Customers (Tables)	9 Months Ended
Sep. 30, 2021
Risks and Uncertainties [Abstract]
Schedule of geographic area
	September 30, 2021		December 31, 2020
Country:
Singapore	$131,610	9%	$244,646	37%
China (Hongkong)	479,399	34%	271,212	41%
China (Mainland)	792,525	56%	148,747	22%
Total cash and cash equivalents	$1,403,534	100%	$664,605	100%

Schedule of customers accounting
	For the Nine Months Ended September 30,
Customers	2021	2020
A	70%	-%
B	30%	-%
C	-%	100%